Income taxes - Reconciliation (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Income taxes
Loss for the year	$ (62,234)	₨ (4,051,976)	₨ (5,936,963)	₨ (1,243,302)
Income tax expense	874	56,887	40,987	6,515
Loss before income taxes		(3,995,089)	(5,895,976)	(1,236,787)
Expected tax expense at statutory income tax rate		(769,353)	(344,626)	(353,298)
Non deductible expenses		107,496	(316)	4,301
Utilization of previously unrecognized tax losses		(5,342)	(12,766)	(5,337)
Current year losses for which no deferred tax asset was recognized		887,997	338,682	355,417
Change in unrecognized temporary differences		(177,244)	61,132	5,108
Effect of change in tax rate		12,507	(4,120)
Others		826	3,001	324
Total income tax expense	$ 874	₨ 56,887	₨ 40,987	₨ 6,515
India | Minimum
Income taxes
Tax rate	25.75%	25.75%	30.90%
India | Maximum
Income taxes
Tax rate	34.61%	34.61%	34.61%
Singapore
Income taxes
Tax rate	17.00%	17.00%	17.00%